DERIVATIVES AND HEDGING (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2011	Oct. 31, 2010
Derivatives fair value
Asset Derivatives, Other current assets	$ 58,874	$ 56,532
Liability Derivatives, Accounts payable	351	6,390
Derivatives designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets	58,753	54,395
Liability Derivatives, Accounts payable	351	6,390
Derivatives not designated as hedges | Commodity contracts
Derivatives fair value
Asset Derivatives, Other current assets	$ 121	$ 2,137